Taxes - Deferred tax assets and liabilities (Details) - COP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	$ 6,378,288	$ 6,034,706	$ 5,480,516
Loss carry forwards [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	3,541,693	4,478,606
Provisions [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	3,217,136	3,187,850
Employee benefits [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	2,038,462	1,874,242
Accounts payable [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	25,084	(10,626)
Loans and borrowings
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	1,983,432	846,019
Accounts receivable [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	126,954	183,843
Excess presumptive income
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	0	61,722
Others [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	(17,844)	47,269
Goodwill [member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	(366,346)	(366,346)
Property, plant and equipment and Natural and environmental resources [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	$ (4,170,283)	$ (4,267,873)